Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Income (Loss) Attributable to Parent	$ 0	$ (163)	$ (83)
Cash flows from operating activities:
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	0	(163)	(83)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	154	185	153
Loss on extinguishment of debt	0	(9)	(7)
Amortization of debt discount and issuance costs	25	23	22
Unrealized losses from pension liability	(5)	33	(13)
Deferred Income Tax Expense (Benefit)	(9)	(17)	(6)
Share-based Compensation	4	3	3
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	0	0	(3)
Foreign Currency Transaction Gain (Loss), Unrealized	(6)	(3)	(10)
Asset Impairment Charges	14	20	10
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	0	(1)	(2)
Changes in operating assets and liabilities:
Accounts receivable	(30)	11	17
Inventories	(36)	(12)	2
Trade payables	41	8	11
Increase (Decrease) in Accrued Taxes Payable	1	7	(2)
Prepaid expenses and other assets	8	(15)	18
Increase (Decrease) in Accrued Liabilities and Other Operating Liabilities	(39)	72	18
Cash flows from investing activities: [Abstract]
Capital expenditures	(170)	(117)	(115)
Purchases of intangible assets	(2)	(2)	(3)
Proceeds from Dividends Received	1	1	0
Payments to Acquire Businesses, Net of Cash Acquired	(9)	0	0
Net cash used in investing activities	(168)	(117)	(116)
Cash flows from financing activities: [Abstract]
Increase (decrease) in short-term borrowings	1	0	1
Repayments of Long-term Debt	0	(16)	(10)
Proceeds from Other Equity	0	0	1
Net Cash Provided by (Used in) Financing Activities	(1)	(16)	(10)
Decrease in cash and cash equivalents	(56)	9	2
Effect of exchange rate changes on cash	5	(2)	(8)
Cash and cash equivalents, beginning of period	228
Cash and cash equivalents, end of period	174	228
Interest Paid	57	56	57
Income Taxes Paid	24	27	21
Cash	173	224	217
Capital expenditures included in accounts payable	23	25	17
Capital Reimbursed from Insurance Proceeds	9	0	0
Gain on Insurance Proceeds Received for Capital	(9)	0
Increase (Decrease) in Restricted Cash	3	0	0
Proceeds from Sale of Property, Plant, and Equipment	$ 0	$ 1	$ 2